Convertible Notes Payable (Tables)	6 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

	March 31, 2015
	Note Face Amount	Debt Discount	Net Amount of Note
2011 Note	$24,166	$-	$24,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-	100,000
Total	$184,166	-	$184,166

	September 30, 2014
	Note Face Amount	Debt Discount	Net Amount of Note
2011 Note	$28,726	$-	$28,726
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	(80,434)	19,566
Total	$188,726	(80,434)	$108,292

	September 30, 2013
	Note Face Amount	Debt Discount	Net Amount of Note
2011 Note	$32,000	$-	$32,000
2012 Note	48,000	-	48,000
2013 Note	12,000	(3,099)	8,901
Total	$92,000	(3,099)	$88,901